Segmented information (Narrative 2) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of major customers [line items]
Revenue	$ 3,481,933,000	$ 3,135,772,000
Major customer(s) of Cameco's uranium and fuel services segments [member]
Disclosure of major customers [line items]
Revenue	$ 702,363,000	$ 1,062,733,000
Percentage of entity's revenue	20.00%	34.00%
Information about major customers	As customers are relatively few in number, accounts receivable from any individual customer may periodically exceed 10% of accounts receivable depending on delivery schedule.